General Information (Share Segregation Reform Resolution) (Details) - shares			12 Months Ended
	Aug. 20, 2013	Aug. 16, 2013	Dec. 31, 2018
General information [line items]
The circulation date			Aug. 20, 2013
China Petroleum & Chemical Corporation ("Sinopec Corp.") [member]
General information [line items]
Description of scheme of converting surplus to share capital			No less than 4 shares for every 10 shares
China Petroleum & Chemical Corporation ("Sinopec Corp.") [member] | Restricted condition one [member]
General information [line items]
Description of restricted conditions			All the 3,640,000,000 A shares held were not allowed to be traded on SSE or transferred within 12 months from the circulation date ("the restriction period").
China Petroleum & Chemical Corporation ("Sinopec Corp.") [member] | Restricted condition two [member]
General information [line items]
Description of restricted conditions			After the restriction period, Sinopec Corp. can only sell no more than 5 and 10 percent of its total shares within 12 and 24 months, respectively.
China Petroleum & Chemical Corporation ("Sinopec Corp.") [member] | Restricted condition two, part one [member]
General information [line items]
Restriction period under restricted conditions			12 months
China Petroleum & Chemical Corporation ("Sinopec Corp.") [member] | Restricted condition two, part one [member] | Top of range [member]
General information [line items]
Percentage of shares can be sold	5.00%
China Petroleum & Chemical Corporation ("Sinopec Corp.") [member] | Restricted condition two, part two [member]
General information [line items]
Restriction period under restricted conditions			24 months
China Petroleum & Chemical Corporation ("Sinopec Corp.") [member] | Restricted condition two, part two [member] | Top of range [member]
General information [line items]
Percentage of shares can be sold	10.00%
China Petroleum & Chemical Corporation ("Sinopec Corp.") [member] | A shares [member]
General information [line items]
Description of shares offered by controlling shareholder			5 shares for every 10 circulating A shares held by shareholders of circulating A shares
Aggregate shares offered by controlling shareholder		360,000,000
China Petroleum & Chemical Corporation ("Sinopec Corp.") [member] | A shares [member] | Restricted condition one [member]
General information [line items]
Number of shares not allowed to be traded on SSE or transferred within restriction period	3,640,000,000
Restriction period under restricted conditions			12 months
Social legal person [member] | Restricted condition three [member]
General information [line items]
Description of restricted conditions			The former 150,000,000 non-circulating A shares held by social legal persons were also prohibited to be traded on SSE or transferred within 12 months from the circulation date.
Social legal person [member] | Non-circulating A shares [member] | Restricted condition three [member]
General information [line items]
Number of shares not allowed to be traded on SSE or transferred within restriction period	150,000,000
Restriction period under restricted conditions			12 months